Fair Value Measurements - Summary of Information About Assets Measured at Fair Value on Recurring Basis (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Assets:
Investments held in Trust Account	$ 402,685,072	$ 402,578,522
Quoted Prices in Active Markets (Level 1)
Assets:
Investments held in Trust Account	402,685,072	402,578,522
Derivative [Member] | Quoted Prices in Active Markets (Level 1)
Liabilities:
Derivative liabilities		27,504,170
Derivative [Member] | Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative liabilities		14,070,000
Public Warrants [Member] | Derivative [Member] | Quoted Prices in Active Markets (Level 1)
Liabilities:
Derivative liabilities	20,661,670	27,504,170
Private Placement Warrants [Member] | Derivative [Member] | Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative liabilities	10,452,000	14,070,000
Forward Purchase Agreements [Member] | Derivative [Member] | Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative liabilities	$ 2,150,000	$ 8,100,000